K&L | GATES                       Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC  20006-1600

                                  T 202-778-9000        www.klgates.com



                                 August 20, 2007

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

                    Re:    Meehan Mutual Funds, Inc.
                           File Nos. 333-86655 and 811-9575
                           --------------------------------

Dear Sir or Madam:

     Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus and Statement of Additional Information used with respect to the Meehan Focus Fund, a series of the above Registrant does not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 ("PEA No. 8") to its Registration Statement on Form N-1A and that PEA No. 8 was filed electronically.

     If there are any questions  concerning  this filing,  please  contact me at
(202) 778-9422.

                                                  Very truly yours,

                                                  /s/ Arun Murthy

                                                  Arun Murthy



cc:  Paul P. Meehan
     Meehan Mutual Funds, Inc.